Nature of Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net (loss) income	$ 184	$ 147	$ (216)	$ 163	$ 38	$ (1,052)
Denominator:
Weighted average common shares outstanding - basic (in shares)	4,067	4,067	4,067	4,067	4,067	4,050
Effect of dilutive stock options and warrants (in shares)	103	10	0	10
Weighted average common shares outstanding - diluted (in shares)	4,170	4,077	4,067	4,077	4,102	4,050
Basic (loss) earnings per common share (in dollars per share)	$ 0.05	$ 0.04	$ (0.05)	$ 0.04	$ 0	$ (0.06)
Diluted (loss) earnings per common share (in dollars per share)	$ 0.04	$ 0.04	$ (0.05)	$ 0.04	$ 0	$ (0.06)
Income (loss) per common share - diluted (in dollars per shares)	$ 0.04	$ 0.04	$ (0.05)	$ 0.04	$ 0	$ (0.06)
Income (loss) per common share - basic (in dollar per shares)	$ 0.05	$ 0.04	$ (0.05)	$ 0.04	$ 0	$ (0.06)